General and Administrative (Details) - Schedule of general and administrative - General and Administrative [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative (Details) - Schedule of general and administrative [Line Items]
Payroll and related expenses	$ 1,748	$ 1,342	$ 1,534
Share-based payments to service providers	268	128	75
Professional services	1,207	926	1,151
Directors’ fees and insurance	494	348	404
Travel expenses		14	41
Rent and office maintenance	212	146	195
Other	51	101	69
Total general and administrative	$ 3,980	$ 3,005	$ 3,469